Convenience Translation Into U.S. Dollars	6 Months Ended
Jun. 30, 2022
Convenience Translation Into U.S. Dollars [Abstract]
CONVENIENCE TRANSLATION INTO U.S. DOLLARS

NOTE 2: CONVENIENCE TRANSLATION INTO U.S. DOLLARS

The financial statements as of June 30, 2022 and for the six months then ended have been translated into dollars using the representative exchange rate as of that date ($ 1 = NIS 3.5). The translation was made solely for the convenience of the reader. The amounts presented in these financial statements should not be construed to represent amounts receivable or payable in dollars or convertible into dollars, unless otherwise indicated in these statements.